September 30, 2016

Supplement

SUPPLEMENT DATED SEPTEMBER 30, 2016 TO THE PROSPECTUSES OF
Morgan Stanley European Equity Fund Inc., dated February 29, 2016
Morgan Stanley Global Fixed Income Opportunities Fund, dated February 29, 2016
Morgan Stanley Mortgage Securities Trust, dated February 29, 2016
Morgan Stanley Multi Cap Growth Trust, dated March 31, 2016
Morgan Stanley U.S. Government Securities Trust, dated April 29, 2016
(each, a "Fund")

The second sentence of the section of each Fund's Prospectus entitled "Fund Summary—Fees and Expenses" is hereby deleted and replaced with the following:

For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value ("NAV") of Class A shares of the Fund being purchased in a single transaction, together with the NAV of any Class A, Class B, Class C and Class L shares of the Fund already held in Related Accounts as of the date of the transaction as well as Class A, Class B, Class C and Class L shares of any other Morgan Stanley Multi-Class Fund (as defined in the section of this Prospectus entitled "Shareholder Information—How to Exchange Shares—Permissible Fund Exchanges" and including shares of Morgan Stanley Money Market Funds (as defined in the section of this Prospectus entitled "Shareholder Information—How to Exchange Shares—Permissible Fund Exchanges") which you acquired in an exchange from Class A shares of the Fund or Class A shares of another Morgan Stanley Multi-Class Fund) held in Related Accounts (as defined in the section of this Prospectus entitled "Shareholder Information—Share Class Arrangements") which you acquired in an exchange from Class A shares of the Fund or Class A shares of another Morgan Stanley Multi-Class Fund already held in Related Accounts as of the date of the transaction, amounts to $25,000 or more.

The section of each Fund's Prospectus entitled "Shareholder Information—Share Class Arrangements—Class A Shares—Right of Accumulation" is hereby deleted and replaced with the following:

Right of Accumulation. You may benefit from a reduced sales charge if the cumulative NAV of Class A shares of the Fund being purchased in a single transaction, together with the NAV of any Class A, Class B, Class C and Class L shares of the Fund already held in Related Accounts as of the date of the transaction as well as Class A, Class B, Class C and Class L shares of any other Morgan Stanley Multi-Class Fund (including shares of Morgan Stanley Money Market Funds which you acquired in an exchange from Class A shares of the Fund or Class A shares of another Morgan Stanley Multi-Class Fund) already held in Related Accounts as of the date of the transaction, amounts to $25,000 or more.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

EUGROAPROSPT 0916

September 30, 2016

Supplement

SUPPLEMENT DATED SEPTEMBER 30, 2016 TO THE PROSPECTUSES OF
Morgan Stanley European Equity Fund Inc., dated February 29, 2016
Morgan Stanley Global Fixed Income Opportunities Fund, dated February 29, 2016
Morgan Stanley Mortgage Securities Trust, dated February 29, 2016
Morgan Stanley Multi Cap Growth Trust, dated March 31, 2016
Morgan Stanley U.S. Government Securities Trust, dated April 29, 2016
(each, a "Fund")

The section of each Fund's Prospectus entitled "Shareholder Information—Share Class Arrangements—Class A Shares—Conversion Feature" is hereby deleted and replaced with the following:

Conversion Feature.

A shareholder currently holding Class A shares of the Fund in a fee-based advisory program ("Advisory Program") account or currently holding Class A shares in a brokerage account but wishing to transfer into an Advisory Program account may convert such shares to Class I shares of the Fund within the Advisory Program at any time. Such conversions will be on the basis of the relative net asset values per share, without requiring any investment minimum to be met and without the imposition of any redemption fee or other charge. If a CDSC is applicable to such Class A shares, then the conversion may not occur until after the shareholder has held the shares for an 18 month period. Please ask your financial advisor if you are eligible for converting your Class A shares to Class I shares pursuant to these conversion features.

The section of each Fund's Prospectus entitled "Shareholder Information—Share Class Arrangements—Class C Shares—Conversion Feature" is hereby deleted and replaced with the following:

Conversion Feature.

A shareholder holding Class C shares of the Fund through a brokerage account may convert such shares to either Class A or Class I shares of the Fund within an Advisory Program at any time. Such conversions will be on the basis of the relative net asset values per share, without requiring any investment minimum to be met and without the imposition of any redemption fee or other charge. If a CDSC is applicable to such Class C shares, then the conversion may not occur until after the shareholder has held the shares for a 12 month period. Please ask your financial advisor if you are eligible for converting your Class C shares to Class I shares pursuant to these conversion features.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

EUGCONPSPT